Stock-based Compensation (Summary of MUAH's Compensation Costs) (Detail) - MUAH [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock-based Compensation [Line Items]
Compensation costs	¥ 6,537	¥ 3,599	¥ 2,051
Tax benefit	2,542	1,376	781
Unrecognized compensation costs	¥ 7,598	¥ 5,063	¥ 2,846